Financial Instruments: classification - Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Financial Instruments
Assets	£ 748,336	£ 738,111	£ 738,056
Financial Assets	748,336		738,056
Cash and balances at central banks
Financial Instruments
Financial Assets	102,590		98,337
Loans and advances to banks - reverse repos
Financial Instruments
Financial Assets	9,739		13,997
Loans and advances to banks - other
Financial Instruments
Financial Assets	18,100		16,254
Loans and advances to customers - reverse repos
Financial Instruments
Financial Assets	29,177		26,735
Loans and advances to customers - other
Financial Instruments
Financial Assets	319,961		323,184
Debt securities
Financial Instruments
Financial Assets	92,269		78,933
Equity shares
Financial Instruments
Financial Assets	581		450
Settlement balances
Financial Instruments
Financial Assets	8,325		2,517
Derivatives
Financial Instruments
Financial Assets	151,136		160,843
Other assets
Financial Instruments
Assets	16,458		16,806
Financial Assets and Liabilities, Category
Financial Instruments
Assets			4,128
Other assets
Financial Instruments
Assets	16,458		16,806
Other assets | Other assets
Financial Instruments
Assets	16,458		16,806
Held-for-trading | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets			246,834
Held-for-trading | Financial Assets and Liabilities, Category | Loans and advances to banks - reverse repos
Financial Instruments
Financial Assets			11,845
Held-for-trading | Financial Assets and Liabilities, Category | Loans and advances to banks - other
Financial Instruments
Financial Assets			6,889
Held-for-trading | Financial Assets and Liabilities, Category | Loans and advances to customers - reverse repos
Financial Instruments
Financial Assets			24,427
Held-for-trading | Financial Assets and Liabilities, Category | Loans and advances to customers - other
Financial Instruments
Financial Assets			15,320
Held-for-trading | Financial Assets and Liabilities, Category | Debt securities
Financial Instruments
Financial Assets			27,481
Held-for-trading | Financial Assets and Liabilities, Category | Equity shares
Financial Instruments
Financial Assets			29
Held-for-trading | Financial Assets and Liabilities, Category | Derivatives
Financial Instruments
Financial Assets			160,843
MFVPL | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets	251,756
MFVPL | Financial Assets and Liabilities, Category | Loans and advances to banks - reverse repos
Financial Instruments
Financial Assets	9,192
MFVPL | Financial Assets and Liabilities, Category | Loans and advances to banks - other
Financial Instruments
Financial Assets	8,003
MFVPL | Financial Assets and Liabilities, Category | Loans and advances to customers - reverse repos
Financial Instruments
Financial Assets	29,167
MFVPL | Financial Assets and Liabilities, Category | Loans and advances to customers - other
Financial Instruments
Financial Assets	15,825
MFVPL | Financial Assets and Liabilities, Category | Debt securities
Financial Instruments
Financial Assets	38,339
MFVPL | Financial Assets and Liabilities, Category | Equity shares
Financial Instruments
Financial Assets	94
MFVPL | Financial Assets and Liabilities, Category | Derivatives
Financial Instruments
Financial Assets	151,136
DFV | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets			190
DFV | Financial Assets and Liabilities, Category | Loans and advances to customers - other
Financial Instruments
Financial Assets			56
DFV | Financial Assets and Liabilities, Category | Equity shares
Financial Instruments
Financial Assets			134
FVOCI | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets	46,069
FVOCI | Financial Assets and Liabilities, Category | Debt securities
Financial Instruments
Financial Assets	45,582
FVOCI | Financial Assets and Liabilities, Category | Equity shares
Financial Instruments
Financial Assets	487
AFS | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets			43,968
AFS | Financial Assets and Liabilities, Category | Debt securities
Financial Instruments
Financial Assets			43,681
AFS | Financial Assets and Liabilities, Category | Equity shares
Financial Instruments
Financial Assets			287
Amortised cost | Financial Assets and Liabilities, Category
Financial Instruments
Assets	434,053
Amortised cost | Financial Assets and Liabilities, Category | Cash and balances at central banks
Financial Instruments
Financial Assets	102,590
Amortised cost | Financial Assets and Liabilities, Category | Loans and advances to banks - reverse repos
Financial Instruments
Financial Assets	547
Amortised cost | Financial Assets and Liabilities, Category | Loans and advances to banks - other
Financial Instruments
Financial Assets	10,097
Amortised cost | Financial Assets and Liabilities, Category | Loans and advances to customers - reverse repos
Financial Instruments
Financial Assets	10
Amortised cost | Financial Assets and Liabilities, Category | Loans and advances to customers - other
Financial Instruments
Financial Assets	304,136
Amortised cost | Financial Assets and Liabilities, Category | Debt securities
Financial Instruments
Financial Assets	8,348
Amortised cost | Financial Assets and Liabilities, Category | Settlement balances
Financial Instruments
Financial Assets	8,325
Loans and receivables | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets			426,130
Loans and receivables | Financial Assets and Liabilities, Category | Cash and balances at central banks
Financial Instruments
Financial Assets			98,337
Loans and receivables | Financial Assets and Liabilities, Category | Loans and advances to banks - reverse repos
Financial Instruments
Financial Assets			2,152
Loans and receivables | Financial Assets and Liabilities, Category | Loans and advances to banks - other
Financial Instruments
Financial Assets			9,365
Loans and receivables | Financial Assets and Liabilities, Category | Loans and advances to customers - reverse repos
Financial Instruments
Financial Assets			2,308
Loans and receivables | Financial Assets and Liabilities, Category | Loans and advances to customers - other
Financial Instruments
Financial Assets			307,808
Loans and receivables | Financial Assets and Liabilities, Category | Debt securities
Financial Instruments
Financial Assets			3,643
Loans and receivables | Financial Assets and Liabilities, Category | Settlement balances
Financial Instruments
Financial Assets			2,517
Held-to-maturity | Financial Assets and Liabilities, Category | Debt securities
Financial Instruments
Financial Assets			4,128
Hedging derivatives | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets	£ 2,502		£ 2,967